Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales		$ 98,773	$ 72,102	$ 42,554
Cost of goods sold		98,899	64,609	38,406
Gross (loss) profit		(126)	7,493	4,148
Other income		2,102	526	441
Fair value unrealized gain of unlisted financial assets				19
Selling and distribution expenses		(548)	(7,399)	(2,434)
Administrative expenses		(10,755)	(12,576)	(3,382)
Bad debt reversal				409
Finance costs		(1,240)	(138)	(4)
Other expenses		(9)	(170)	(6)
Loss before taxation		(10,576)	(12,264)	(809)
Income tax expense		11	12	31
Net loss for the period from continuing operations		(10,587)	(12,276)	(840)
Discontinued operations
Gain on disposal of discontinued operations			10,430
Loss from discontinued operations			(196)	(7,132)
Net loss		(10,587)	(2,042)	(7,972)
Net income (loss) attributable to :
Equity holders of the Company		(10,544)	(2,025)	(8,607)
Non-controlling interest		(43)	(17)	635
Net income (loss) attributable to the equity holders of the Company arising from:
Continuing operations		(10,544)	(12,258)	(1,475)
Discontinued operations			10,233	(7,132)
Other comprehensive income (loss)
Exchange differences on translation of financial statements of foreign operations		(348)	(260)	29
Exchange differences on translation of financial statements of foreign operations - non-controlling interest		(49)
Total comprehensive income (loss)		(10,984)	(2,302)	(7,943)
Total comprehensive income (loss) attributable to:
Equity holders of the Company		(10,892)	(2,285)	(8,578)
Non-controlling interest		(92)	(17)	635
Total comprehensive loss arising from:
Continuing operations		(10,984)	(12,535)	(811)
Discontinued operations			$ 10,233	$ (7,132)
Basic (USD)
— from continuing operations	[1]	$ (31.81)	$ (220.84)	$ (70.50)
— from discontinued operations	[1]		184.36	(340.89)
Diluted (USD)
— from continuing operations	[2],[3]	(31.81)	(220.84)	(70.50)
— from discontinued operations			$ 158.06	$ (340.89)

[1]	* Reflected the 1-for-40 reverse split effective on April 3, 2025
[2]	** Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year
[3]	Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year